Acquisition of affiliated entities	12 Months Ended
Jun. 30, 2021
Acquisition of affiliated entities
Acquisition of affiliated entities

21    Acquisition of affiliated entities

Acquisition of Jinhua Hailiang Foreign Language School and Feicheng Education Investment

During the year ended June 30, 2021, the Group acquired 100% sponsorship of Jinhua Hailiang Foreign Language School and 100% equity interests in Feicheng Education Investment (referred to as “combining entities”) from Hailiang Investment controlled by Mr. Feng at a cash consideration of RMB34,000 and RMB22,866 respectively. Since the Company and the combining entities are under common control of Mr. Feng both before and after the acquisitions and the control is not transitory, the acquisitions have been accounted as a business combination involving entities under common control. The cash consideration of RMB56,866 was recorded as deduction of contribution capital within total shareholders’ equity.

Since the Company, Jinhua Hailiang Foreign Language School and Feicheng Education Investment were under common control of Mr. Hailiang Feng, both before and after the acquisition and the control was not temporary, the transactions were accounted for as a business combination between entities under common control. The assets and liabilities of Jinhua Hailiang Foreign Language School and Feicheng Education Investment acquired by the Company have been accounted for at existing book value and the financial statements of the Company for period prior to the combination have been restated to include the balance sheet and results of operation of Jinhua Hailiang Foreign Language School and Feicheng Education Investment on a combined basis. The consideration of RMB56,866 has been recorded as deduction of contribution capital within total shareholders’ equity.

Consideration transferred

RMB
Cash consideration paid to Hailiang Investment	56,866
Total consideration transferred	56,866

The following table summarizes the aggregate amounts of the assets and liabilities of the combining entities recognized at the carrying value based on the transferor’s financial statements (i.e. Hailiang Investment) which had been incorporated into the comparative figures of the Group’s consolidated financial statements:

June 30,
2020
RMB
Property and equipment, net	31,312
Contract costs	395
Prepayments to third party suppliers	67
Non-current assets	31,774

Other receivables due from related parties	15
Other current assets	705
Term deposits held at a related party finance entity	5,000
Cash and cash equivalents	13,425
Current assets	19,145

Total assets	50,919

Trade and other payables due to third parties	7,222
Other payables due to related parties	20,715
Contract Liabilities	21,104
Current liabilities	49,041

Net assets acquired	1,878

The following tables summarize the aggregate results and cash flows of the combining entities from the earliest date presented or since the date when combining entities first came under common control, where this is a shorter period, regardless of the date of the common control combination:

	2019	2020
	RMB	RMB
Revenue	17,463	38,951
Cost of revenue	(18,069)	(34,003)

Gross (loss)/profit	(606)	4,948
Other income, net	476	864
Selling expenses	(800)	(1,090)
Administrative expenses	(2,068)	(915)

Operating (loss)/profit	(2,998)	3,807
Finance income	19	37
Finance costs	(208)	(440)

Net finance costs	(189)	(403)

(Loss)/profit before tax	(3,187)	3,404
Net (loss)/profit	(3,187)	3,404

Net cash generated from operating activities	21,845	13,357
Net cash (used in) investing activities	(19,677)	(21,786)
Net cash generated from financing activities	6,000	11,000